Equity - Schedule of Non-vested Share Activity (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Equity [Abstract]
Options Non-vested, Beginning | shares	41,650
Options Vested | shares	(41,650)
Options Canceled | shares
Options Non-vested, Ending | shares
Weighted Average Grant Date Fair Value, Non-Vested Beginning Balance | $ / shares	$ 3.5
Weighted Average Grant Date Fair Value, Vested | $ / shares	3.5
Weighted Average Grant Date Fair Value, Canceled | $ / shares
Weighted Average Grant Date Fair Value, Non-Vested Ending Balance | $ / shares